Subsidiaries - (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of subsidiaries [abstract]
Summary of Disclosure of Interests in Subsidiaries

Name	% Equity interest	Country of incorporation	Nature of business
Raging River Trading Proprietary Limited	100%*	South Africa	Licensed Western Cape Gambling and Racing Board ("WCGB") / software development
Baytree Interactive Limited	100%	Guernsey	Licensed with the Kahnawake Gaming Commission ("KGC")
Betway Limited	100%	Malta	Licensed with the MGA
Eastern Dawn Sports Proprietary Limited	100%	South Africa	Licensed with the Mpumalanga Economic Regulator
* 89.29% of the shares in Raging River Proprietary Limited are held by Summit Bay Proprietary Limited while the remaining 10.71% are held by Betway Cares Foundation NPC. Summit Bay Proprietary Limited and Betway Cares Foundation NPC are both controlled by and consolidated by the Group, resulting in the Group effectively holding 100% of the shares in Raging River Proprietary Limited. Given the nature of Betway Cares Foundation NPC, which does not have external shareholders or economic ownership interest accruing to other parties outside of the Group, no NCI is recognized in respect of Betway Cares Foundation NPC.